Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Restructuring Costs by Initiative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) position	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	$ 19	$ 16	$ 32
Restructuring adjustments	0	2	0
Foreign currency effect on liability balance	(2)	1
Accrued liabilities at the end of the period	22	19	16
Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			20
Restructuring payments			(36)
Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			5
Restructuring payments			(5)
2019 and prior initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	9
Restructuring adjustments		2
Restructuring charges		15
Restructuring payments		(20)
Accrued liabilities at the end of the period	8	9
Initiatives2020
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	10
Restructuring charges		10
Restructuring payments		(1)
Accrued liabilities at the end of the period	14	10
Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	22
Restructuring payments	(17)
Workforce reductions
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	18	15	32
Foreign currency effect on liability balance	(1)	1
Accrued liabilities at the end of the period	$ 22	18	15
Number of positions terminated | position	148
Number of positions had been terminated but not yet paid | position	25
Workforce reductions | Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			7
Restructuring payments			(24)
Workforce reductions | Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			5
Restructuring payments			(5)
Workforce reductions | 2019 and prior initiatives
Accrued restructuring costs roll forward
Restructuring adjustments		1
Restructuring charges		5
Restructuring payments		(11)
Workforce reductions | Initiatives2020
Accrued restructuring costs roll forward
Restructuring charges		9
Restructuring payments		0
Workforce reductions | Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	$ 12
Restructuring payments	(7)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	1	1	0
Foreign currency effect on liability balance	(1)	0
Accrued liabilities at the end of the period	0	1	1
Other restructuring costs | Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			13
Restructuring payments			(12)
Other restructuring costs | Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			0
Restructuring payments			$ 0
Other restructuring costs | 2019 and prior initiatives
Accrued restructuring costs roll forward
Restructuring adjustments		1
Restructuring charges		10
Restructuring payments		(9)
Other restructuring costs | Initiatives2020
Accrued restructuring costs roll forward
Restructuring charges		1
Restructuring payments		$ (1)
Other restructuring costs | Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	10
Restructuring payments	$ (10)